Note 2 - Summary of Presentation - Assumptions Used in Measuring Fair Value of MSRs (Details)	Dec. 31, 2023	Dec. 31, 2022
Measurement Input, Discount Rate [Member]
MSRs, assumption	0.117	0.115
Measurement Input, Prepayment Rate [Member]
MSRs, assumption	0.031	0.031